Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2018	Feb. 27, 2018	Sep. 12, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Events [Line Items]
Number of shares granted				944,000	1,035,000	135,230
Number of shares vested during the period				1,049,000	783,545	78,833
Unvested shares				280,000	385,000	135,230	78,833
Directors and officers
Subsequent Events [Line Items]
Number of shares granted			345,000
Grant date fair value			$ 4.94
Directors and officers | First installment
Subsequent Events [Line Items]
Vesting date				Mar. 30, 2017
Unvested shares				305,000
Directors and officers | Second installment
Subsequent Events [Line Items]
Vesting date				Mar. 01, 2018
Unvested shares				40,000
Subsequent Event
Subsequent Events [Line Items]
Excess cash paid	$ 35,632
Subsequent Event | 2018 Equity Incentive Plan
Subsequent Events [Line Items]
Shares reserved for issuance		700,000
Subsequent Event | 2018 Equity Incentive Plan | Directors and officers
Subsequent Events [Line Items]
Number of shares granted		396,500
Grant date fair value		$ 12.36
Subsequent Event | 2018 Equity Incentive Plan | Directors and officers | First installment
Subsequent Events [Line Items]
Vesting date		Aug. 27, 2018
Unvested shares		253,500
Subsequent Event | 2018 Equity Incentive Plan | Directors and officers | Second installment
Subsequent Events [Line Items]
Vesting date		Feb. 27, 2019
Unvested shares		71,500
Subsequent Event | 2018 Equity Incentive Plan | Directors and officers | Third installment
Subsequent Events [Line Items]
Vesting date		Feb. 27, 2021
Unvested shares		71,500